Document and Entity Information	Feb. 02, 2023
Cover [Abstract]
Amendment Flag	true
Amendment Description	This Current Report on Form 8-K/A (this “Amendment”) amends the Current Report on Form 8-K filed with the Securities and Exchange Commission on February 8, 2023 (the “Original Form 8-K”) to (i) correct the step-up margin denoted in the tabular summary of Item 1.01 and (ii) correct the non-GAAP tabular representation included within the attached Exhibit 99.1. Item 1.01 of the Original Form 8-K incorrectly cited the step-up margin as being 1.00% per annum during the revolving period, which has been corrected below to accurately present that there is no step-up margin during the revolving period (0.00% per annum). Exhibit 99.1 of the Original Form 8-K incorrectly increased provision for credit losses and decreased income taxes in the tabular summary of the 4Q 22 Non-GAAP Reconciliation found within the “Non-GAAP Financial Measures” section. The table has been corrected in Exhibit 99.1 to this Amendment.
Entity Central Index Key	0001519401
Document Type	8-K/A
Document Period End Date	Feb. 02, 2023
Entity Registrant Name	Regional Management Corp.
Entity Incorporation State Country Code	DE
Entity File Number	001-35477
Entity Tax Identification Number	57-0847115
Entity Address, Address Line One	979 Batesville Road
Entity Address, Address Line Two	Suite B
Entity Address, City or Town	Greer
Entity Address, State or Province	SC
Entity Address, Postal Zip Code	29651
City Area Code	(864)
Local Phone Number	448-7000
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Common Stock, $0.10 par value
Trading Symbol	RM
Security Exchange Name	NYSE
Entity Emerging Growth Company	false